Financial Assets and Liabilities - Additional Information (Detail) $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
	Feb. 20, 2022 EUR (€)	Sep. 30, 2023 USD ($) XBB Multiple	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€) Days	Dec. 31, 2023 USD ($) Days	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 $ / shares
Disclosure of detailed information about financial instruments [line items]
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice as buyout amount | XBB		1.925
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice provided on or prior to period as buyout amount | XBB		1.65
Carrying amount of royalty funding liabilities					€ 138,400,000
Fair value of royalty funding liabilities					144,000,000.0
Derivative liabilities					143,296,000		€ 157,950,000
Royalty Pharma [member]
Disclosure of detailed information about financial instruments [line items]
Funding received in exchange of royalty payments | $		$ 150.0
Net proceeds after deduting offering expenses					€ 136,300,000	$ 146.3
Royalty payment ending period		Dec. 31, 2031
U.S. SKYTROFA [member]
Disclosure of detailed information about financial instruments [line items]
Funding received in exchange of royalty payments | $		$ 150.0
Revenue interest payment in percentage in exchange for funding		9.15%
Royalty payment beginning period		Jan. 01, 2025
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Expected volatility					50.47%	50.47%	49.24%
Derivatives [member] | Historical volatility for shares, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities					10.00%
Derivatives [member] | Share Price Measurement Input [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities					10.00%
Increase decrease in derivative financial liabilities fair value					€ 26,700,000
Foreign Currency Conversion Option [Member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in derivative financial liabilities fair value					€ 14,800,000
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Optional Lease Extension Period					6 months	6 months
Bottom of range [member] | Royalty Pharma [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple		1.65
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Optional Lease Extension Period					5 years	5 years
Top of range [member] | Royalty Pharma [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple		1.925
American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Conversion price per share | $ / shares								$ 166.34
DENMARK | Office Facility [Member]
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Enforceable Lease Term	15 years
Expected Lease Commence Year	2025
Total lease cash-outflows	€ 68,100,000
Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount | $				$ 575.0
Proceeds From Issuance Of Notes			€ 503,300,000	$ 557.9
Borrowings, maturity			April 1, 2028	April 1, 2028
Borrowings in arrears default payment start date					Oct. 01, 2022	Oct. 01, 2022
Conversion rate per note | $ / shares								$ 6.0118
Borrowings redemption period					April 7, 2025	April 7, 2025
Borrowings condition for redemption					but only if the last reported sale price per ADS exceeds 130% of the conversion price on each of (i) at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.	but only if the last reported sale price per ADS exceeds 130% of the conversion price on each of (i) at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.
Borrowings threshold percentage of sale price per share for redemption					130.00%	130.00%
Borrowings threshold trading days for redemption | Days					20	20
Borrowings threshold consecutive trading days for redemption | Days					30	30
Convertible Senior Notes [Member] | American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount					€ 1,000
Convertible Senior Notes [Member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate				2.25%	2.25%